Share based compensation - Valuation (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Options granted	868	1,482	1,147
Expected volatility, minimum	54.11%	48.50%	47.30%
Expected volatility, maximum	55.32%	56.29%	50.09%
Expected dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	3.75%	3.48%	1.75%
Risk-free interest rate, maximum	4.67%	5.06%	4.07%
Expected term (in years)	10 years	10 years	10 years
Maximum [Member]
Share-based Compensation
Expected multiples	2.8	2.8	2.8
Fair value of underlying ordinary share (USD)	$ 1.63	$ 3.21	$ 3.64
Minimum [Member]
Share-based Compensation
Expected multiples	2.2	2.2	2.2
Fair value of underlying ordinary share (USD)	$ 1.08	$ 1.34	$ 0.68